Pension and Other Post-Retirement Benefits (Summary of Significant Assumptions, Change in Discount Rates has Greatest Potential Impact) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Benefit obligations [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Benefit obligations, as reported	$ 1,507	$ 1,996
Benefit obligations, 1.0 percentage point increase	210	330
Benefit obligations, 1.0 percentage point decrease	(170)	(260)
Actuarial assumption of discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Expense in Earnings before Income Taxes, 1.0 percentage point increase	20	20
Expense in Earnings before Income Taxes, 1.0 percentage point decrease	$ (20)	$ (20)